Note 12 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of changes in property and equipment and leases [text block]
Cost	Office and computer equipment	Exploration camp and equipment	Right of use asset (see Lease Obligation below)	Total
	$	$	$	$
Balance, January 1, 2021	487	411	550	1,448
Additions	2	3	(5)	-
Balance, December 31, 2021	489	414	545	1,448
Additions	-	35	8	43
Balance, December 31, 2022	489	449	553	1,491

Accumulated depreciation and amortization	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
	$	$	$	$
Balance, January 1, 2021	460	111	202	773
Depreciation and amortization	8	45	138	191
Balance, December 31, 2021	468	156	340	964
Depreciation and amortization	6	43	130	179
Balance, December 31, 2022	474	199	470	1,143

Carrying amounts	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
	$	$	$	$
At December 31, 2021	21	258	205	484
At December 31, 2022	15	250	83	348

Disclosure of maturity analysis of finance lease payments receivable [text block]

	December 31,	December 31,
	2022	2021
	$	$
Undiscounted minimum lease payments
Less than one year	143	154
Two to three years	150	314
	293	468
Effect of discounting	(32)	(83)
Present value of minimum lease payments - total lease obligation	261	385
Less: current portion	(121)	(110)
Long-term lease obligation	140	275